Loans (Tables)	12 Months Ended
Dec. 31, 2012
Covered Loans Held In Portfolio [Table Text Block]

(In thousands)	December 31, 2012	December 31, 2011
Commercial real estate	$2,077,411	$2,271,295
Commercial and industrial	167,236	241,447
Construction	361,396	546,826
Mortgage	1,076,730	1,172,954
Consumer	73,199	116,181
Total loans held-in-portfolio	$3,755,972	$4,348,703

Past Due Financing Receivables Table Text Block
December 31, 2012
Puerto Rico

	Past due					Non - covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$1,005	$-	$15,816	$16,821	$98,272	$115,093
Commercial real estate non-owner occupied	10,580	4,454	66,665	81,699	1,268,734	1,350,433
Commercial real estate owner occupied	28,240	13,319	315,534	357,093	1,685,393	2,042,486
Commercial and industrial	27,977	5,922	125,246	159,145	2,629,127	2,788,272
Construction	1,243	-	37,390	38,633	173,634	212,267
Mortgage	241,930	121,175	960,492	1,323,597	3,625,327	4,948,924
Leasing	6,493	1,555	4,865	12,913	527,610	540,523
Consumer:
Credit cards	14,521	10,614	22,184	47,319	1,135,753	1,183,072
Home equity lines of credit	124	-	312	436	16,370	16,806
Personal	13,208	7,392	19,323	39,923	1,205,859	1,245,782
Auto	24,128	6,518	8,551	39,197	521,119	560,316
Other	2,120	536	3,505	6,161	222,192	228,353
Total	$371,569	$171,485	$1,579,883	$2,122,937	$13,109,390	$15,232,327

December 31, 2012
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$6,828	$5,067	$18,435	$30,330	$876,357	$906,687
Commercial real estate non-owner occupied	19,032	1,309	78,140	98,481	1,185,518	1,283,999
Commercial real estate owner occupied	9,979	100	31,931	42,010	523,954	565,964
Commercial and industrial	12,885	1,975	14,051	28,911	776,357	805,268
Construction	5,268	-	5,960	11,228	29,362	40,590
Mortgage	29,909	10,267	34,025	74,201	1,055,382	1,129,583
Legacy	15,765	20,112	40,741	76,618	307,599	384,217
Consumer:
Credit cards	305	210	505	1,020	14,121	15,141
Home equity lines of credit	3,937	2,506	7,454	13,897	460,332	474,229
Personal	2,757	1,585	1,905	6,247	136,882	143,129
Auto	38	3	4	45	723	768
Other	41	9	3	53	1,237	1,290
Total	$106,744	$43,143	$233,154	$383,041	$5,367,824	$5,750,865

December 31, 2012
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$7,833	$5,067	$34,251	$47,151	$974,629	$1,021,780
Commercial real estate non-owner occupied	29,612	5,763	144,805	180,180	2,454,252	2,634,432
Commercial real estate owner occupied	38,219	13,419	347,465	399,103	2,209,347	2,608,450
Commercial and industrial	40,862	7,897	139,297	188,056	3,405,484	3,593,540
Construction	6,511	-	43,350	49,861	202,996	252,857
Mortgage	271,839	131,442	994,517	1,397,798	4,680,709	6,078,507
Leasing	6,493	1,555	4,865	12,913	527,610	540,523
Legacy	15,765	20,112	40,741	76,618	307,599	384,217
Consumer:
Credit cards	14,826	10,824	22,689	48,339	1,149,874	1,198,213
Home equity lines of credit	4,061	2,506	7,766	14,333	476,702	491,035
Personal	15,965	8,977	21,228	46,170	1,342,741	1,388,911
Auto	24,166	6,521	8,555	39,242	521,842	561,084
Other	2,161	545	3,508	6,214	223,429	229,643
Total	$478,313	$214,628	$1,813,037	$2,505,978	$18,477,214	$20,983,192

December 31, 2011
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$435	$121	$15,396	$15,952	$107,164	$123,116
Commercial real estate non-owner occupied	16,584	462	51,013	68,059	1,193,447	1,261,506
Commercial real estate owner occupied	39,578	21,003	385,303	445,884	1,785,542	2,231,426
Commercial and industrial	46,013	17,233	180,134	243,380	2,611,154	2,854,534
Construction	608	21,055	53,859	75,522	85,419	160,941
Mortgage	202,072	98,565	930,191	1,230,828	3,458,655	4,689,483
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Consumer:
Credit cards	14,507	11,479	25,748	51,734	1,164,086	1,215,820
Home equity lines of credit	155	395	157	707	19,344	20,051
Personal	17,583	10,434	19,317	47,334	935,854	983,188
Auto	22,677	5,883	6,830	35,390	480,874	516,264
Other	1,740	1,442	5,612	8,794	226,310	235,104
Total	$369,879	$190,373	$1,679,202	$2,239,454	$12,600,685	$14,840,139

December 31, 2011
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$14,582	$-	$13,935	$28,517	$657,300	$685,817
Commercial real estate non-owner occupied	15,794	3,168	80,820	99,782	1,304,211	1,403,993
Commercial real estate owner occupied	14,004	449	59,726	74,179	511,661	585,840
Commercial and industrial	22,545	3,791	44,440	70,776	756,319	827,095
Construction	-	-	42,427	42,427	36,571	78,998
Mortgage	30,594	13,190	37,223	81,007	747,970	828,977
Legacy	30,712	7,536	75,660	113,908	534,501	648,409
Consumer:
Credit cards	314	229	735	1,278	12,931	14,209
Home equity lines of credit	7,090	3,587	10,065	20,742	517,101	537,843
Personal	3,574	2,107	1,516	7,197	140,208	147,405
Auto	106	37	34	177	2,035	2,212
Other	29	10	27	66	1,593	1,659
Total	$139,344	$34,104	$366,608	$540,056	$5,222,401	$5,762,457

December 31, 2011
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$15,017	$121	$29,331	$44,469	$764,464	$808,933
Commercial real estate non-owner occupied	32,378	3,630	131,833	167,841	2,497,658	2,665,499
Commercial real estate owner occupied	53,582	21,452	445,029	520,063	2,297,203	2,817,266
Commercial and industrial	68,558	21,024	224,574	314,156	3,367,473	3,681,629
Construction	608	21,055	96,286	117,949	121,990	239,939
Mortgage	232,666	111,755	967,414	1,311,835	4,206,625	5,518,460
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Legacy	30,712	7,536	75,660	113,908	534,501	648,409
Consumer:
Credit cards	14,821	11,708	26,483	53,012	1,177,017	1,230,029
Home equity lines of credit	7,245	3,982	10,222	21,449	536,445	557,894
Personal	21,157	12,541	20,833	54,531	1,076,062	1,130,593
Auto	22,783	5,920	6,864	35,567	482,909	518,476
Other	1,769	1,452	5,639	8,860	227,903	236,763
Total	$509,223	$224,477	$2,045,810	$2,779,510	$17,823,086	$20,602,596

Loans Held For Sale In Non Performing Status [Table Text Block]
(In thousands)	December 31, 2012	December 31, 2011
Commercial	$16,047	$25,730
Construction	78,140	236,045
Legacy	2,080	468
Mortgage	53	59
Total	$96,320	$262,302

Net Financing Leases [Table Text Block]
(In thousands)	2012	2011
Total minimum lease payments	$503,447	$520,226
Estimated residual value of leased property	129,927	134,194
Deferred origination costs, net of fees	6,966	6,691
Less - Unearned financing income	93,157	97,244
Net minimum lease payments	547,183	563,867
Less - Allowance for loan losses	3,475	4,891
	$543,708	$558,976

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2013	$140,579
2014	118,914
2015	102,808
2016	79,213
2017 and thereafter	61,933
$503,447

Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction [Table Text Block]
	December 31, 2012			December 31, 2011

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,778,594	$185,386	$1,963,980	$1,920,141	$215,560	$2,135,701
Commercial and industrial	55,396	4,379	59,775	85,859	4,621	90,480
Construction	174,054	174,093	348,147	279,561	260,208	539,769
Mortgage	988,158	69,654	1,057,812	1,065,842	102,027	1,167,869
Consumer	55,762	6,283	62,045	95,048	7,604	102,652
Carrying amount	3,051,964	439,795	3,491,759	3,446,451	590,020	4,036,471
Allowance for loan losses	(48,365)	(47,042)	(95,407)	(62,951)	(20,526)	(83,477)
Carrying amount, net of allowance	$3,003,599	$392,753	$3,396,352	$3,383,500	$569,494	$3,952,994

Accretable Yield For Acquired Loans [Table Text Block]
	Accretable yield
	For the year ended
	December 31, 2012			December 31, 2011
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,428,764	$41,495	$1,470,259	$1,307,927	$23,181	$1,331,108
Accretion	(258,901)	(21,695)	(280,596)	(271,760)	(80,641)	(352,401)
Change in expected cash flows	276,518	(14,512)	262,006	392,597	98,955	491,552
Ending balance	$1,446,381	$5,288	$1,451,669	$1,428,764	$41,495	$1,470,259

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the year ended
	December 31, 2012			December 31, 2011
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$3,446,451	$590,020	$4,036,471	$3,894,379	$645,549	$4,539,928
Accretion	258,901	21,695	280,596	271,760	80,641	352,401
Collections and charge offs	(653,388)	(171,920)	(825,308)	(719,688)	(136,170)	(855,858)
Ending balance	$3,051,964	$439,795	$3,491,759	$3,446,451	$590,020	$4,036,471
Allowance for loan losses
ASC 310-30 covered loans	(48,365)	(47,042)	(95,407)	(62,951)	(20,526)	(83,477)
	$3,003,599	$392,753	$3,396,352	$3,383,500	$569,494	$3,952,994

A S C Subtopic 31020 [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$290,810
Gross contractual amounts receivable (principal and interest)	$457,201
Estimate of contractual cash flows not expected to be collected	$164,427

Non Covered Loans [Member]
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
At December 31, 2012
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$15,816	$-	$18,435	$-	$34,251	$-
Commercial real estate non-owner occupied	66,665	-	78,140	-	144,805	-
Commercial real estate owner occupied	315,534	-	31,931	-	347,465	-
Commercial and industrial	124,717	529	14,051	-	138,768	529
Construction	37,390	-	5,960	-	43,350	-
Mortgage	596,105	364,387	34,025	-	630,130	364,387
Leasing	4,865	-	-	-	4,865	-
Legacy	-	-	40,741	-	40,741	-
Consumer:
Credit cards	-	22,184	505	-	505	22,184
Home equity lines of credit	-	312	7,454	-	7,454	312
Personal	19,300	23	1,905	-	21,205	23
Auto	8,551	-	4	-	8,555	-
Other	3,036	469	3	-	3,039	469
Total[1]	$1,191,979	$387,904	$233,154	$-	$1,425,133	$387,904

At December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$15,396	$-	$13,935	$-	$29,331	$-
Commercial real estate non-owner occupied	51,013	-	80,820	-	131,833	-
Commercial real estate owner occupied	385,303	-	59,726	-	445,029	-
Commercial and industrial	179,459	675	44,440	-	223,899	675
Construction	53,859	-	42,427	-	96,286	-
Mortgage	649,279	280,912	37,223	-	686,502	280,912
Leasing	5,642	-	-	-	5,642	-
Legacy	-	-	75,660	-	75,660	-
Consumer:
Credit cards	-	25,748	735	-	735	25,748
Home equity lines of credit	-	157	10,065	-	10,065	157
Personal	19,317	-	1,516	-	20,833	-
Auto	6,830	-	34	-	6,864	-
Other	5,144	468	27	-	5,171	468
Total[1]	$1,371,242	$307,960	$366,608	$-	$1,737,850	$307,960

Covered Under Loss Sharing Agreements With F D I C [Member]
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
	December 31, 2012		December 31, 2011

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$14,628	$-	$14,241	$125
Commercial and industrial	48,743	504	63,858	1,392
Construction	8,363	-	4,598	5,677
Mortgage	2,133	-	423	113
Consumer	543	265	516	377
Total[1]	$74,410	$769	$83,636	$7,684

Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]

	April 30, 2010
(In thousands)	Non-credit Impaired loans	Credit impaired loans	Total
Contractually-required principal and interest	$7,855,033	$1,995,580	$9,850,613
Non-accretable difference	2,154,542	1,248,365	3,402,907
Cash flows expected to be collected	5,700,491	747,215	6,447,706
Accretable yield	1,487,634	50,425	1,538,059
Fair value of loans accounted for under ASC Subtopic 310-30	$4,212,857	$696,790	$4,909,647

Loans Held For Investment [Member]
Schedule Of Accounts Notes Loans And Financing Receivable Text Block

(In thousands)	December 31, 2012	December 31, 2011
Commercial multi-family	$1,021,780	$808,933
Commercial real estate non-owner occupied	2,634,432	2,665,499
Commercial real estate owner occupied	2,608,450	2,817,266
Commercial and industrial	3,593,540	3,681,629
Construction	252,857	239,939
Mortgage	6,078,507	5,518,460
Leasing	540,523	548,706
Legacy[2]	384,217	648,409
Consumer:
Credit cards	1,198,213	1,230,029
Home equity lines of credit	491,035	557,894
Personal	1,388,911	1,130,593
Auto	561,084	518,476
Other	229,643	236,763
Total loans held-in-portfolio[1]	$20,983,192	$20,602,596

Loans Held For Investment [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Past Due Financing Receivables Table Text Block
December 31, 2012

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$81,386	$41,256	$545,241	$667,883	$1,409,528	$2,077,411
Commercial and industrial	3,242	551	59,554	63,347	103,889	167,236
Construction	13	-	296,837	296,850	64,546	361,396
Mortgage	38,307	28,206	182,376	248,889	827,841	1,076,730
Consumer	1,382	1,311	11,094	13,787	59,412	73,199
Total covered loans	$124,330	$71,324	$1,095,102	$1,290,756	$2,465,216	$3,755,972

December 31, 2011

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$35,286	$25,273	$519,222	$579,781	$1,691,514	$2,271,295
Commercial and industrial	4,438	1,390	99,555	105,383	136,064	241,447
Construction	997	625	434,661	436,283	110,543	546,826
Mortgage	32,371	28,238	196,541	257,150	915,804	1,172,954
Consumer	2,913	3,289	15,551	21,753	94,428	116,181
Total covered loans	$76,005	$58,815	$1,265,530	$1,400,350	$2,948,353	$4,348,703

Loans Held For Sale [Member]
Schedule Of Accounts Notes Loans And Financing Receivable Text Block
(In thousands)	December 31, 2012	December 31, 2011
Commercial	$16,047	$25,730
Construction	78,140	236,045
Legacy	2,080	468
Mortgage	258,201	100,850
Total loans held-for-sale	$354,468	$363,093